employee future benefits - Fair value measurements (Details) - Pension plans - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value measurements
Asset-backed securities	$ 30	$ 30
Cash, cash equivalents and other	621	338
Real estate	1,007	1,316
Fair value	9,380	9,043
Effect of asset ceiling limit	(121)	(263)
Fair value after asset ceiling	9,259	8,780
Fair value of administered pension benefit trusts	2	2
Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	21	8
Fair value	2,990	2,779
Other
Fair value measurements
Asset-backed securities	30	30
Cash, cash equivalents and other	600	330
Real estate	1,007	1,316
Fair value	6,390	6,264
Canadian
Fair value measurements
Equity securities	979	1,048
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	787	821
Canadian | Other
Fair value measurements
Equity securities	192	227
Foreign
Fair value measurements
Equity securities	2,405	1,943
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	663	581
Foreign | Other
Fair value measurements
Equity securities	1,742	1,362
Government securities
Fair value measurements
Debt securities	1,698	1,494
Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	1,519	1,369
Government securities | Other
Fair value measurements
Debt securities	179	125
Corporate debt securities
Fair value measurements
Debt securities	1,628	1,243
Corporate debt securities | Other
Fair value measurements
Debt securities	1,628	1,243
Commercial mortgages
Fair value measurements
Debt securities	1,012	1,631
Commercial mortgages | Other
Fair value measurements
Debt securities	$ 1,012	$ 1,631